Financial Instruments - Fair Value of Derivative Financial Instruments and Related Notional Amounts (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Derivative asset		$ 822	$ 1,255
Derivative liability		691	1,665
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative asset		760	1,093
Derivative liability		637	1,283
Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount	[1]	18,723	14,424
Derivative asset	[1]	179	468
Derivative liability	[1]	459	1,135
Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount		14,300	13,100
Derivative asset		62	162
Derivative liability		54	382
Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount		12,430	15,991
Derivative asset		581	625
Derivative liability		$ 178	$ 148

[1]	As of December 31, 2017, the notional amount of outstanding foreign currency forward-exchange contracts hedging our intercompany forecasted inventory sales was $5.1 billion.